Concentration and risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2008
Concentration and risks
Foreign currency exchange appreciation (depreciation) rate	(7.20%)	(4.40%)
Minimum
Concentration and risks
Foreign currency exchange appreciation (depreciation) rate			20.00%
Currency convertibility risk
Concentration and risks
Cash and cash equivalents, restricted cash and short-term investments	¥ 16,827,371	¥ 12,630,577